Average Annual Total Returns - LVIP American Century Select Mid Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	5.16%	10.02%	8.49%	Jan. 02, 2014	4.82%	9.64%	8.12%	Jan. 02, 2014	4.96%	9.73%	8.22%